Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) USD_per_LB	Dec. 31, 2020 CAD ($) USD_per_LB
Copper | Commodity Price Risk
Disclosure of commodity price risk for financial instruments [line items]
US$/lb. | USD_per_LB	4.42	3.52
Change in Profit Attributable to Shareholders | $	$ 53	$ 36
Zinc
Disclosure of commodity price risk for financial instruments [line items]
US$/lb. | USD_per_LB	1.62	1.24
Zinc | Commodity Price Risk
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders | $	$ 7	$ (2)